UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Dryden National Municipals Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 8/31/2007 (Registrant changed its fiscal year end from December 31)

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Dryden National Municipals Fund, Inc.

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden National Municipals Fund, Inc.

Dryden National Municipals Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden National Municipals Fund, Inc. is to seek a high level of current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.99%; Class B, 1.19%; Class C, 1.69%; Class Z, 0.69%. Net operating expenses apply to: Class A, 0.94%; Class B, 1.19%; Class C, 1.44%; Class Z, 0.69%, after contractual reduction through 4/28/2008.

Cumulative Total Returns as of 6/30/07
	Six Months	One Year	Five Years	Ten Years	Inception[1]
Class A	–0.13%	4.25%	23.15%	60.46%	—
Class B	–0.25	3.99	21.61	56.16	—
Class C	–0.39	3.72	20.09	52.31	—
Class Z	–0.01	4.51	24.61	N/A	44.92%(1/22/99)
Lehman Brothers Municipal Bond Index[2]	0.14	4.69	25.26	69.80	**
Lipper General Municipal Debt Funds Avg.[3]	–0.16	4.12	21.88	56.69	***

Average Annual Total Returns[4] as of 6/30/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	0.08%	3.40%	4.42%	—
Class B	–1.00	3.83	4.56	—
Class C	2.72	3.73	4.30	—
Class Z	4.51	4.50	N/A	4.49% (1/22/99)
Lehman Brothers Municipal Bond Index[2]	4.69	4.61	5.44	**
Lipper General Municipal Debt Funds Avg.[3]	4.12	4.02	4.58	***

Distributions and Yields as of 6/30/07
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.31	3.35%	5.00%	5.15%
Class B	$0.29	3.23	4.82	4.97
Class C	$0.28	2.98	4.45	4.58
Class Z	$0.33	3.74	5.58	5.75

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 years of returns.

2The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

3The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

5Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

**Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total return is 48.95% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total return is 4.85% for Class Z.

***Lipper Average Closest Month-End to Inception cumulative total return is 38.26% for Class Z. Lipper Average Closest Month-End to Inception average annual total return is 3.91% for Class Z.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden National Municipals Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/07
Puerto Rico Comwlth., G.O., Linked BPO-A.M.B.A.C.-T.C.R.S., 7.00%, 07/01/10	1.6%
Missouri St. Hwys. & Trans. Comm. St. Rd. Rev. First Lien, Ser. B., 5.00%, 05/01/23	1.4
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A., 5.75%, 05/01/24	1.3
New Jersey Econ. Dev. Auth. Rev., Wtr. Facs., NJ American Wtr. Co., Inc., Proj-94B, F.G.I.C., A.M.T., 5.95%, 11/01/29	1.3
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C., 7.20%, 06/30/13	1.3

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/07
Aaa	52.3%
Aa	15.0
A	17.5
Baa	13.1
Ba	0.2
Not Rated	4.9
Total Investments	103.0
Liabilities in excess of other assets	–3.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden National Municipals Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden National Municipals Fund, Inc.		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$998.70	0.94%	$4.66
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Class B	Actual	$1,000.00	$997.50	1.19%	$5.89
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class C	Actual	$1,000.00	$996.10	1.44%	$7.13
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class Z	Actual	$1,000.00	$999.90	0.69%	$3.42
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of June 30, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 102.9%

Alabama 0.3%
Alabama Spl. Care Facs. Fin. Auth. Rev., Ascension Health Sr. Credit, Ser. D	Aa2	5.00%	11/15/39	$2,000	$2,015,680

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	2,077,220

Arizona 1.0%
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.25	7/01/32	2,500	2,560,600
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aaa	7.25	7/15/10	700	718,746
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.(f)	Aaa	7.50	7/01/10	3,000	3,298,140
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,264,747

					7,842,233

California 8.2%
Anaheim Pub. Fin. Auth. Sub-Pub. Impts. PJ,
Ser. A, F.S.A.(g)(h)	NR	6.00	9/01/24	5,500	6,454,527
Ser. C, F.S.A.(g)(h)	NR	6.00	9/01/16	6,690	7,585,580
Bay Area Toll Auth. Toll Brdg. Rev. San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	5,000	5,171,600
California Hlth. Facs. Fin. Auth. Rev. Cedars Sinai Med. Ctr.	A2	5.00	11/15/27	3,000	3,028,470
California Poll. Control Fing. Auth., Solid Waste Disp. Rev., Waste Mgmt., Inc.
Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	987,550
Poll. Ctl. Rev., F.G.I.C., A.M.T.	Aaa	4.75	12/01/23	2,500	2,480,200
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	A2	5.50	6/01/19	2,000	2,159,200
Mental Health Coalinga, Ser. A	A2	5.50	6/01/20	2,000	2,157,200

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	7

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Mental Health Coalinga, Ser. A	A2	5.50%	6/01/22	$2,000	$2,155,960
California St.,
G.O., M.B.I.A., Ser. A	Aaa	5.25	2/01/27	7,900	8,257,080
Ref., G.O.	A1	5.00	8/01/19	1,000	1,048,400
Var. Purp., G.O.	A1	5.00	3/01/27	7,865	8,070,434
California Statewide Cmntys. Dev. Auth. Rev., Var. Kaiser C	A+(d)	5.25	8/01/31	1,000	1,031,300
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	60	31,244
Golden St. Tobacco Securitization Corp.,
Tobacco Settlement Rev., C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	Zero	6/01/37	5,000	3,793,950
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa	Zero	6/01/23	500	432,315
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	3,000	3,026,550
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000	842,040
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000	2,770,020
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,386,500

					63,870,120

Colorado 1.5%
Colorado Health Facs. Auth. Rev., Adventist Health/Sunbelt, Ser. D	A1	5.25	11/15/35	1,500	1,535,610
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, F.G.I.C.	Aaa	5.00	11/15/16	3,000	3,177,870
Ser. A, F.G.I.C.	Aaa	5.00	11/15/25	6,500	6,741,020

					11,454,500

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Connecticut 1.3%
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125%	6/01/10	$1,000	$1,063,040
Connecticut St., Health & Edl. Facs. Auth Rev., Trinity Coll., Ser. J, M.B.I.A.	Aaa	4.25	7/01/31	3,425	3,165,590
Connecticut St., G.O., Ser. D (Pre-refunded Date 11/15/11)(b)(g)(h)	Aa3	5.00	11/15/19	5,710	5,950,962

					10,179,592

District of Columbia 0.3%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040	2,083,105

Florida 5.2%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	455	469,100
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.(b)(f)	Aaa	6.75	5/01/08	100	102,073
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed.,
Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000	1,062,480
G.O., Un-refunded Balance	Aa1	9.125	6/01/14	1,260	1,481,256
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950	3,108,238
Florida St., Rfdg. Dept. of Trans., Right of Way, Ser. A, G.O.	Aa1	5.00	7/01/23	1,500	1,561,785
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR	6.25	5/01/09	160	160,240
Halifax Hosp. Med. Cntr. Rev., Ref., Ser. A	BBB+(d)	5.25	6/01/26	2,000	2,038,440
Highlands Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR	5.55	5/01/36	500	504,065

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	9

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt,
Ser. A (Pre-refunded Date 11/15/11)(b)	A1	6.00%	11/15/31	$1,000	$1,085,430
Adventist Hlth., Ser. B	A1	5.00	11/15/25	1,615	1,629,212
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,060,630
Jacksonville Aviation Auth. Rev, A.M.T., A.M.B.A.C.	Aaa	5.00	10/01/26	1,855	1,894,845
Jacksonville Econ. Dev. Cmnty. Hlth. Care Facs. Rev., Mayo Clinic	Aa2	5.00	11/15/36	2,500	2,528,450
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Co., Ser. B, A.M.T.	A2	4.75	3/01/47	2,000	1,846,220
Jacksonville Elec. Auth. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	878,190
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,054,890
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,502,820
Lee Mem. Health Sys. Hosp. Rev.	A2	5.00	4/01/32	5,000	5,014,951
Miami Homeland Defense/Neighborhood, G.O., M.B.I.A.	Aaa	5.50	1/01/20	2,000	2,112,440
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., M.B.I.A.	Aaa	5.00	10/01/34	1,250	1,272,150
Palm Beach Cnty. Sch. Brd., C.O.P.,
Ser. A, F.G.I.C.	Aaa	5.00	8/01/24	2,150	2,209,297
Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500	1,535,880
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/01/36	300	295,236
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/17	1,000	1,069,080
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000	1,063,730
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	990	1,030,570

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.00%	3/01/35	$1,000	$1,014,690

					40,586,388

Georgia 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	581,720
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	881,235

					1,462,955

Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00	7/01/25	500	540,870

Hawaii 0.3%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000	2,119,940

Illinois 3.3%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien,
Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	2,000	2,110,820
Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	1,975	2,050,958
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.75	3/01/27	2,000	2,275,660
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.00	5/01/30	4,000	3,924,960
Ed. Advancement Fund, Univ. Center Proj., Ser. B (Pre-refunded Date 5/01/12)(b)	Aaa	6.00	5/01/22	1,500	1,643,085
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000	5,152,450
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	8,500	8,870,515

					26,028,448

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	11

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Indiana 1.5%
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00%	1/01/36	$2,500	$2,545,350
Noblesville Ind. Redev. Auth. Econ. Dev. Rev., Lease Rental 146th Str. Extn. A	A+(d)	5.25	8/01/25	2,000	2,094,080
Purdue University,
Ctfs. Partn.	Aa1	5.25	7/01/23	3,595	3,891,695
Ctfs. Partn.	Aa1	5.25	7/01/25	2,000	2,175,980
Vanderburgh Cnty. Redev. Cmnty. Dist. Tax Increment. Rev.	A-(d)	5.25	2/01/31	1,000	1,037,260

					11,744,365

Kansas 1.5%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	1,990	2,049,282
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	1,930	1,948,818
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	1,720	1,785,704
Wyandotte Cnty. Kansas City Unified Gov. Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	5,000	5,612,450

					11,396,254

Louisiana 0.3%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	2,000	2,119,940

Maryland 0.7%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25	5/15/46	2,500	2,541,900
Montgomery Cnty. Restoration Recovery Proj., Ser. A, A.M.T.	A2	6.00	7/01/07	1,000	1,000,090

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Northeast Waste Disp. Auth. Rev., Baltimore City Sludge Corporate Proj.	NR	7.25%	7/01/07	$611	$611,092
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	1,000	1,072,090

					5,225,172

Massachusetts 3.1%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	995	1,002,662
Massachusetts St. Health & Ed. Facs. Auth. Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	3,590	3,960,201
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Aaa	6.05	10/01/20	1,000	1,073,880
Univ. Massachusetts Proj., Ser. A, F.G.I.C. (Pre-refunded Date 10/01/10)(b)	Aaa	5.875	10/01/29	500	534,290
Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	825	890,555
Massachusetts St., Fltg-Cons Ln., Ser. A, F.G.I.C., G.O.	Aaa	4.149	5/01/37	3,000	2,998,500
Ser. B, F.S.A., G.O.	Aaa	5.25	9/01/24	6,000	6,586,859
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T.	Aaa	5.00	7/01/32	5,000	5,062,849
Massachusetts St. Wtr. Pollutant Abatement Trust Pool Program, Ser.9	Aaa	5.25	8/01/33	785	821,550
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A. - C.B.I., C.A.B.S. (Pre-refunded Date 7/01/09)(b)	Aaa	Zero	7/01/21	2,500	1,090,650

					24,021,996

Michigan 1.5%
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	Aaa	5.00	3/01/31	3,000	3,030,570

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	13

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.25%	11/15/46	$2,000	$2,035,900
Trinity Health Cr. Group, Ser. A	Aa2	5.00	12/01/31	4,000	4,047,800
Okemos Pub. Sch. Dist., G.O., M.B.I.A.,
C.A.B.S.	Aaa	Zero	5/01/12	1,100	904,717
C.A.B.S.	Aaa	Zero	5/01/13	1,000	788,110
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	870	882,963

					11,690,060

Minnesota 0.5%
Minnesota Higher Ed. Facility Auth. Rev., St. Thomas Univ.	A2	5.00	4/01/23	1,000	1,031,400
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	2,585	2,642,077

					3,673,477

Missouri 1.3%
Missouri St. Hwys. & Trans. Comm. St. Rd. Rev. First Lien, Ser. B.	Aa1	5.00	5/01/23	10,000	10,472,200

Nevada 0.3%
Reno Hosp. Rev., Renowned Regl. Med. Ctr. Proj., Ser. A	A3	5.25	6/01/32	2,500	2,566,025

New Hampshire 0.7%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3	Zero	1/01/24	4,740	1,982,979
New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue (Pre-refunded Date 1/01/11)(b)	BBB-(d)	7.50	1/01/31	3,000	3,359,070

					5,342,049

New Jersey 12.5%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.(f)	Aaa	6.80	3/01/21	2,615	3,259,990

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Casino Reinvestment Dev. Auth. Rev., Room Fee, A.M.B.A.C.	Aaa	5.25%	1/01/24	$1,600	$1,721,456
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.(f)	Aaa	5.375	8/01/15	1,205	1,286,964
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600	1,721,456
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600	1,756,384
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Proj.	Aa1	5.25	6/01/18	1,080	1,150,135
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,750	1,810,988
Cigarette Tax	Baa2	5.75	6/15/34	1,750	1,854,038
First Mtge. - Franciscan Oaks	NR	5.70	10/01/17	2,040	2,074,415
First Mtge. - Keswick Pines	NR	5.75	1/01/24	1,750	1,772,663
First Mtge. - The Evergreens	NR	5.875	10/01/12	1,200	1,213,908
First Mtge. - The Evergreens	NR	6.00	10/01/22	1,400	1,416,632
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(b)	Baa3	Zero	4/01/08	1,020	991,624
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/01/18	250	267,320
Masonic Charity Fdn. Proj.	A-(d)	6.00	6/01/25	1,150	1,238,424
Sch. Facs. Constrs., Ser. O	A1	5.25	3/01/26	3,000	3,166,320
Wtr. Facs., NJ American Wtr. Co., Inc. Proj-94B, F.G.I.C., A.M.T.(h)	Aaa	5.95	11/01/29	10,000	10,057,100
New Jersey Health Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr.	A2	6.25	7/01/17	2,185	2,370,965
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	3,750	4,018,424
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	Baa1	6.00	7/01/26	2,565	2,777,485
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	Baa1	6.00	7/01/32	2,000	2,165,680
Atlantic City Med. Ctr. (Pre-refunded Date 7/01/12)(b)	A2	6.25	7/01/17	1,740	1,911,042
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE	AAA(d)	5.70	7/01/11	2,375	2,401,719
New Jersey St. Ed. Facs. Auth. Rev., Felician College of Lodi., Ser. D	NR	7.375	11/01/22	1,110	1,143,677

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	15

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00%	7/01/28	$3,445	$3,560,063
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev. (Pre-refunded Date 1/01/10)(b)	A1	5.625	1/01/30	1,650	1,733,094
Gen. Rev. (Pre-refunded Date 1/01/10)(b)	A1	5.75	1/01/14	1,000	1,053,320
Gen. Rev., E.T.M.(b)	A1	6.20	1/01/10	3,035	3,144,412
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	Aaa	Zero	1/01/35	1,500	1,058,610
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75	1/01/18	1,465	1,525,900
New Jersey St. Trans. Trust Fund Auth. Rev., Trans. Sys. Rev.,
Ser. B, E.T.M., M.B.I.A.(b)(h)	NR	6.50	06/15/11	6,190	6,760,996
Ser B, Unrefunded Balance, M.B.I.A.(h)	NR	6.50	06/15/11	1,310	1,430,841
Ser. A	A1	5.50	12/15/23	6,000	6,655,259
Ser. D	A1	5.00	6/15/20	3,000	3,107,490
Rutgers - The St. Univ. of New Jersey, Rev., Ser. A	Aa3	6.40	5/01/13	2,000	2,149,520
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa	6.00	6/01/37	400	435,596
Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa	6.125	6/01/42	2,000	2,189,040
Ser. 1A	Baa3	5.00	6/01/41	4,000	3,775,840
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa	5.00	5/01/23	2,145	2,231,744
G.O., M.B.I.A.	Aaa	5.00	5/01/24	2,246	2,332,785

					96,693,319

New Mexico 1.2%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., G.N.M.A., F.N.M.A., A.M.T.
Ser. A, F.H.L.M.C.	Aaa	5.50	7/01/36	2,185	2,282,538
Ser. B, F.H.L.M.C.	AAA(d)	4.75	7/01/35	3,695	3,739,821

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ser. C-2	AAA(d)	6.15%	3/01/32	$780	$809,554
Ser. E, F.H.L.M.C.	AAA(d)	5.50	7/01/35	2,130	2,218,246

					9,050,159

New York 19.0%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	564,030
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac., Rfdg., Rev.,
Bard Coll. Civic Fac. (Pre-refunded Date 8/01/10)(b)	A3	5.75	8/01/30	3,500	3,714,480
Bard Coll. Civic FC., Ser. A-2	A3	4.50	8/01/36	2,000	1,838,860
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj.,
F.S.A.	Aaa	5.75	5/01/19	1,250	1,342,450
F.S.A.	Aaa	5.75	5/01/23	3,030	3,249,978
F.S.A.	Aaa	5.75	5/01/24	9,765	10,229,423
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,895,471
Metro. Trans. Auth., Rev. Svc. Contract,
Ser. 7, C.A.B.S., E.T.M., M.B.I.A.(b)	Aaa	Zero	7/01/08	4,500	4,336,290
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,191,100
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,316,200
Ser. B	A2	4.75	11/15/31	6,000	5,991,120
Ser. F	A2	5.00	11/15/30	3,000	3,080,400
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	2,010,480
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.50	1/01/24	1,500	1,590,885
New York City Mun. Wtr. Fin. Auth., Rev.,
Unrfdg. Balance, Ser. B	Aa2	6.00	6/15/33	985	1,047,104
Second Gen. Resolution, Ser. DD	Aa3	4.75	6/15/35	2,000	1,999,960

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	17

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York City Trans. Fin. Auth., Future Tax Sec., Ser. A (Converts to 14% on 11/1/11)	Aa1	5.50%	11/01/26	$2,650	$2,798,718
Future Tax Sec., Ser. B	Aa1	5.25	2/01/29	2,500	2,595,800
Sub-Future Tax Sec., Ser. B	Aa2	4.75	11/01/27	5,000	5,062,500
New York City, G.O.,
Ser. A, Unrefunded Balance	A1	6.00	5/15/30	10	10,566
Ser. A (Pre-refunded Date 5/15/10)(b)	A1	6.00	5/15/30	100	106,667
Ser. J	A1	5.00	6/01/27	5,130	5,297,546
New York Conven. Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	3,000	3,101,460
New York Liberty Dev. Corp. Rev. National Sports Museum Proj. A	NR	6.125	2/15/19	750	778,200
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,223,440
City Univ. Sys. Cons., Ser. D, E.T.M.(b)	A1	7.00	7/01/09	805	828,015
Lease Rev., Ser.B (Mandatory Put Date 7/01/13)	Aa3	5.25	7/01/29	3,000	3,175,470
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,270,690
Rochester Inst. Tech.,
Ser. A, A.M.B.A.C.	Aaa	5.25	7/01/20	2,100	2,294,964
Ser. A, A.M.B.A.C.	Aaa	5.25	7/01/21	2,000	2,189,500
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,150,990
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	Aaa	4.70	2/01/24	2,000	1,969,800
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser B	Aaa	5.50	10/15/23	3,750	4,244,700
Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Wtr Proj.	Aaa	5.00	6/15/34	2,000	2,057,360
Poll. Ctrl., Ser. E	Aaa	6.50	6/15/14	35	35,076
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000	3,156,150

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1	8.00%	5/01/11	$3,260	$3,525,755
New York St. Local Gov’t. Assist. Corp. Rev., C.A.B.S.,
Ser. C	Aa3	Zero	4/01/14	5,882	4,465,556
Ser. E(f)	Aa3	6.00	4/01/14	3,000	3,282,120
New York St. Mun. Bond. Bank Agcy.,
Spec. Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	3,200	3,340,352
Spec. Sch. Supply, Ser. C1	A+(d)	5.25	12/01/22	3,595	3,752,677
New York St. Pwr. Auth. Rev., Ser. A	Aa2	5.25	11/15/16	3,000	3,178,350
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C., T.C.R.S., C.A.B.S.	Aaa	Zero	1/01/08	8,000	7,850,720
Port Auth. of New York & New Jersey Cons. Rev., Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50	12/15/15	3,000	3,198,750
Ser. 135	A1	5.00	3/15/39	5,380	5,547,479
Triborough Bridge & Tunnel Auth. New York Rev.,
Ser. B	Aa2	5.00	11/15/32	3,000	3,062,160
Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	5,000	5,596,500

					147,546,262

North Carolina 1.7%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000	1,042,100
Charlotte Storm Wtr. Fee Rev. (Pre-refunded Date 6/01/10)(b)	Aa2	6.00	6/01/25	500	533,325
North Carolina Eastern Mun. Pwr. Agcy., Power Systems Rev.,
A.M.B.A.C.	Aaa	6.00	1/01/18	1,000	1,143,400
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.00	1/01/26	650	767,566
Ser. A, E.T.M.(b)	Aaa	6.50	1/01/18	2,635	3,145,531
Ser. A, E.T.M.(b)	Baa2	6.40	1/01/21	1,000	1,173,610
Ser. A, M.B.I.A., Unrefunded Balance	Aaa	6.50	1/01/18	1,005	1,181,940

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	19

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20%	1/01/29	$555	$570,501
North Carolina Mun. Pwr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	1,250	1,312,075
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000	1,043,670
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	1,000	1,052,250

					12,965,968

North Dakota 1.3%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000	10,015,470

Ohio 2.6%
Cincinnati City Sch. Dist. Ref. Classroom Const. & Impt., G.O., F.G.I.C.	Aaa	5.25	12/01/23	3,465	3,802,456
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625	1/01/22	1,530	1,794,904
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	5,000	5,417,001
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	2,000	1,089,100
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aaa	Zero	12/01/19	1,720	984,786
Lucas Cnty. Health Care Facs. Rev., Rfdg. Impvt., Sunset Retirement, Ser. A	NR	6.625	8/15/30	1,000	1,060,970
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	3,935	4,073,630
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	750	890,730

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Richland Cnty. Hosp. Facs. Rev. Medcentral Health Systems, Ser. B (Pre-refunded Date 11/15/10)(b)	A-(d)	6.375%	11/15/22	$665	$720,441
Ser. B Unrefunded Balance	A-(d)	6.375	11/15/22	335	357,016

					20,191,034

Oklahoma 0.3%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	2,565	2,576,286

Pennsylvania 11.4%
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A. (Pre-refunded Date 12/01/10)(b)	Aaa	5.50	12/01/20	2,500	2,639,750
M.B.I.A., Unrefunded Balance	Aaa	5.50	12/01/30	460	484,053
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000	2,085,740
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,375	1,416,360
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250	1,336,813
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080	1,143,050
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(f)	Aaa	5.50	12/01/29	3,000	3,130,770
Central Bucks Sch. Dist.,
G.O., M.B.I.A.	Aaa	5.00	5/15/15	2,000	2,094,140
G.O., M.B.I.A.	Aaa	5.00	5/15/16	2,000	2,094,140
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00	3/01/24	1,000	1,029,670
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,570	2,676,090
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.25	4/01/30	1,000	1,055,410
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000	5,182,199
Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000	1,038,500
F.G.I.C.	Aaa	5.40	1/01/16	2,750	2,771,148

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	21

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Erie Cnty., Indl. Dev. G.O., Ser. B, F.G.I.C. (Pre-refunded Date 9/01/15)(b)	Aaa	5.00%	9/01/23	$2,450	$2,608,148
Erie Parking Auth. Facs. Rev. Gtd., F.S.A. (Pre-refunded Date 09/01/13)(b)	Aaa	5.00	9/01/26	70	73,882
F.S.A., Unrefunded Balance	Aaa	5.00	9/01/26	930	957,798
Lancaster Cnty. Hosp. Auth. Rev., Lancaster Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	AA-(d)	5.50	3/15/26	1,500	1,622,055
Hlth. Sys. Lancaster Gen., Ser. B	Aa3	4.50	3/15/36	1,000	926,160
Lancaster Higher Ed. Auth. College Rev. Franklin & Marshall College	A1	5.00	4/15/27	2,000	2,060,120
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/01/10)(b)	NR	7.625	5/01/31	1,000	1,104,940
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00	11/15/35	1,000	1,072,320
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	BBB+(d)	6.00	1/01/43	2,500	2,761,325
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa	5.00	5/01/24	2,000	2,085,480
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195	2,323,605
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	2,250	2,250,382
Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	500	523,130
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Drexel Univ. (Pre-refunded Date 5/01/09)(b)	A2	6.00	5/01/29	2,500	2,592,600
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50	7/01/17	4,000	4,275,320

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

A.M.B.A.C.	Aaa	5.50%	7/01/20	$2,750	$2,945,085
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25	12/01/18	1,435	1,476,314
Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,045	2,232,363
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj.	BBB-(d)	5.25	9/01/31	1,000	1,029,260
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev.,
Childrens Hosp. Phila. Proj., Ser. A,	Aa2	4.50	7/01/37	2,000	1,865,720
Grad. Hlth. Sys., C.A.B.S.(c)(g)(i) (cost $1,820,479; purchased 4/25/96 - 7/2/98)	NR	Zero	7/01/18	1,803	18
Philadelphia Ind. Dev. Auth. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000	2,125,020
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,500	2,604,900
Philadelphia Wtr. & Wste. Wtr. Rev., Ser. A, F.S.A.	Aaa	5.25	7/01/19	2,000	2,129,620
Pittsburgh Urban Redev. Auth., Mtge. Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1	6.25	10/01/28	820	827,249
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50	9/01/13	4,000	4,417,199
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put Date 4/01/09)	BBB(d)	5.10	10/01/19	1,000	1,007,600
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero	11/01/12	1,035	838,184
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,576,400
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T.
(Mandatory Put Date 5/01/09)	BBB(d)	5.10	5/01/18	3,000	3,032,310

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	23

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

York County, M.B.I.A., G.O.	Aaa	5.00%	6/01/26	$1,000	$1,038,250
M.B.I.A., G.O.	Aaa	5.00	6/01/29	1,190	1,232,126

					88,792,716

Puerto Rico 6.3%
Puerto Rico Comnwlth, G.O., M.B.I.A.(h)	Aaa	5.75	7/01/10	3,000	3,156,840
7% Linked B.P.O. A.M.B.A.C. - TCRS(h)	Aaa	7.00	7/01/10	11,530	12,520,773
M.B.I.A.(h)	Aaa	5.75	7/01/12	5,000	5,402,800
Linked B.P.O. - M.B.I.A. - I.B.C., G.O.	Aaa	7.00	7/01/10	1,970	2,139,282
Ser. A, G.O.	Baa3	5.25	7/01/30	3,000	3,131,220
Puerto Rico Comnwlth. Hwy. & Trans. Trans. Rev.,
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.50	7/01/23	1,320	1,438,246
Ref-Ser. CC	Baa2	5.50	7/01/28	2,500	2,754,525
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	2,000	2,068,020
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	4,000	4,133,600
Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250	2,379,150
Ser. K	Baa3	5.00	7/01/14	2,000	2,083,900
Puerto Rico Comnwlth., Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25	1/01/15	1,000	1,048,620
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.,
Ser. TT	A3	5.00	7/01/22	1,250	1,289,738
Ser. TT	A3	5.00	7/01/32	1,500	1,535,595
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00	8/01/12	1,000	1,034,280
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E (Pre-refunded Date 2/01/10)(b)	Aaa	5.70	8/01/25	2,500	2,608,000

					48,724,589

Rhode Island 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Fac. Rev., Brown Univ.	Aa1	5.00	9/01/37	5,000	5,181,300

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

South Carolina 1.2%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375%	1/01/10	$3,445	$3,748,780
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (Pre-refunded Date 8/1/13)(b)	Baa1	6.875	8/01/27	2,655	3,046,002
Ser. C (Pre-refunded Date 8/1/13)(b)	Baa1	6.875	8/01/27	345	394,911
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	2,000	2,141,400

					9,331,093

South Dakota 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.50	6/01/32	1,000	1,090,790

Tennessee 2.0%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	Aaa	6.75	9/01/10	5,000	5,281,950
Knox Cnty Health Edl. & Hsg. Facs. Brd. , Hosp. Facs. Rev. Ref. & Impt., Covenant Health, Univ. Health Sys., Inc.	BBB+(d)	5.25	4/01/27	2,000	2,033,440
Ser. A, C.A.B.S.	A-(d)	Zero	1/01/35	1,000	230,320
Shelby Cnty. Health Ed. & Hsg. Facility Brd. Hosp. Rev.,
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA(d)	6.50	9/01/26	560	624,786
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA(d)	6.50	9/01/26	940	1,048,749
Sullivan Cnty. Health Edl. & Hsg facs. Brd. Hosp. Rev., Wellmont Health Sys. Proj., Ser. C	BBB+(d)	5.25	9/01/36	1,000	1,015,200
Tennesse Energy Acquisition Corp. Gas Rev., Ser. C	Aa3	5.00	2/01/18	2,000	2,083,420

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	25

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00%	7/01/34	$3,035	$3,069,022

					15,386,887

Texas 4.5%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	Aaa	5.00	11/15/22	4,610	4,809,613
Austin Convention Enterprises, Inc., Convention Ctr., Ser. A, X.L.C.A.	Aaa	5.00	1/01/34	1,500	1,538,805
Brazos River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., A.M.T.	Baa2	5.40	5/01/29	1,500	1,486,590
TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	BB(d)	5.40	10/01/29	1,000	1,016,710
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500	3,597,475
Houston Higher Ed. Fin. Corp. Higher Ed. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75	11/15/33	3,000	2,995,380
Matagorda Cnty. Nav. Dist. No. 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	2,000	2,103,100
SA Energy Acquisition Pub. Fac. Corp. Gas Supply Rev.	Aa3	5.50	8/01/27	2,500	2,737,475
Sabine River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,056,580
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.00	2/01/21	5,000	5,208,800
Texas Mun. Gas Acquisition & Supply Corp I. Gas Rev., Ser. A	Aa3	5.25	12/15/25	1,000	1,062,260
Texas St. Pub. Fin. Auth., Charter Sch. Fin. Corp. Rev., Ed. - Idea Pub. Sch. Proj., Ser. A, A.C.A.	A(d)	5.00	8/15/30	1,000	1,003,890
Southern Univ. Fin. Systems Rev., M.B.I.A.	Aaa	5.50	11/01/18	2,240	2,372,205

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas St., Transn. Commn. Mobility Fd., G.O.	Aa1	4.75%	4/01/27	$4,000	$4,015,240

					35,004,123

Utah 0.5%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	Aaa	5.00	7/01/17	3,000	3,191,880
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	645	661,944

					3,853,824

U.S. Virgin Islands 0.6%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	1,500	1,561,335
Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	1,000	1,047,610
Gross Rcpts. Taxes Ln. Nts., Ser. A (Pre-refunded Date 10/01/10)(b)	Baa3	6.50	10/01/24	1,750	1,902,583

					4,511,528

Vermont 0.2%
Vermont Edl. & Health Bldgs. Fing Agy. Rev. Hosp.-Fletcher Allen Health, Ser. A	Baa1	4.75	12/01/36	1,500	1,420,395

Virginia 1.4%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	9/01/38	2,300	2,352,808
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa	5.25	7/15/17	5,775	6,167,238
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,425,592

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	27

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625%	6/01/37	$1,000	$1,100,810

					11,046,448

Washington 1.1%
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,875	2,053,800
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys II,
M.B.I.A.	Aaa	5.00	6/01/21	3,165	3,296,664
M.B.I.A.	Aaa	5.00	6/01/22	3,070	3,193,107

					8,543,571

West Virginia 0.3%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.75	9/01/30	2,000	2,181,080

Wisconsin 0.6%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,610	2,751,723
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000	2,112,840

					4,864,563

Total long-term investments (cost $779,529,008)					797,483,994

SHORT-TERM INVESTMENTS 0.1%

Alabama
McIntosh Ind. Dev. Brd. Environ. Impt. Rev., Daily Ref. Cibc. Specialty - E, F.R.D.D., A.M.T.(e)	P-2	4.10	7/02/07	200	200,000

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas 0.1%
Calhoun Cnty. Nav. Indl. Dev. Auth. Port. Rev., F.R.D.D., A.M.T.(e)	VMIG1	3.96%	7/02/07	$300	$300,000

Total short-term investments (cost $500,000)					500,000

Total Investments 103.0% (cost $780,029,008; Note 5)					797,983,994
Liabilities in excess of other assets (Note 1)(j)(k) (3.0)%					(23,158,228)

Net Assets 100.0%					$774,825,766

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.C.A. - C.B.I.—A.C.A. Certificate of Bond Insurance

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.P.O.—Bond Payment Obligations

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C.—Insured Bond Certificates

M.B.I.A.—Municipal Bond Investors Assurance Company

NR—Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	29

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

(d)	Standard & Poor’s rating.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $24,120,000 and $30,810,000, respectively.
(i)	Indicates a security restricted to resale. The aggregate cost of such securities was $1,820,479. The aggregate value of $18 is approximately 0.0% of the net assets.
(j)	Includes $30,810,000 payable for the floating rate note issued.
(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding as of June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position
111	U.S. Treasury 2 Yr Note	Sept. 07	$22,619,719	$22,638,530	$(18,811)

	Short Positions:
122	U.S. Treasury 10 Yr Note	Sept. 07	12,895,781	13,073,743	177,962
374	U.S. Treasury 30 Yr Note	Sept. 07	40,298,500	40,649,594	351,094

					529,056

					$510,245

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Transportation	17.0%
General Obligation	15.9
Healthcare	15.5
Education	9.5
Lease Backed Certificate of Participation	9.5
Special Tax/Assessment District	7.8
Power	6.6
Corporate Backed IDB & PCR	4.3
Water & Sewer	4.3
Other	3.6
Housing	3.5
Tobacco	2.5
Pooled Financing	2.0
Solid Waste/Resource Recovery	0.8
Short-Term Investments	0.1
Tobacco Appropriated	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	31

Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Unaffiliated investments at value (cost $780,029,008)	$797,983,994
Cash	214,940
Interest receivable	11,655,468
Receivable for investments sold	3,818,340
Receivable for Fund shares sold	59,120
Prepaid expenses	1,876

Total assets	813,733,738

Liabilities
Payable for floating rate notes issued	30,810,000
Payable for investments purchased	5,038,950
Payable for Fund shares reacquired	781,974
Interest expense and fees payable	530,127
Dividends payable	432,593
Due to broker—variation margin	387,429
Management fee payable	303,713
Accrued expenses	300,266
Distribution fee payable	173,923
Deferred directors’ fees	75,038
Transfer agent fee payable	73,959

Total liabilities	38,907,972

Net Assets	$774,825,766

Net assets were comprised of:
Common stock, at par	$523,931
Paid-in capital in excess of par	752,268,021

752,791,952
Undistributed net investment income	521,963
Accumulated net realized gain on investments	3,046,620
Net unrealized appreciation on investments	18,465,231

Net assets, June 30, 2007	$774,825,766

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($711,049,224 ÷ 48,090,044 shares of common stock issued and outstanding)	$14.79
Maximum sales charge (4% of offering price)	.62

Maximum offering price to public	$15.41

Class B
Net asset value, offering price and redemption price per share ($47,305,528 ÷ 3,190,815 shares of common stock issued and outstanding)	$14.83

Class C
Net asset value, offering price and redemption price per share ($11,644,075 ÷ 785,545 shares of common stock issued and outstanding)	$14.82

Class Z
Net asset value, offering price and redemption price per share ($4,826,939 ÷ 326,690 shares of common stock issued and outstanding)	$14.78

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	33

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

Net Investment Income
Income
Interest	$19,882,149

Expenses
Management fee	1,897,287
Distribution fee—Class A	917,261
Distribution fee—Class B	127,491
Distribution fee—Class C	44,837
Interest expenses and fees	530,127
Transfer agent’s fee and expenses (including affiliated expense of $180,000)	192,000
Custodian’s fees and expenses	50,000
Reports to shareholders	32,000
Registration fees	27,000
Legal fees and expenses	16,000
Audit fee	13,000
Directors’ fees	11,000
Insurance	7,000
Miscellaneous	1,417

Total expenses	3,866,420

Net investment income	16,015,729

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	2,018,019
Financial futures transactions	1,222,302
Swap Transactions	210,000

3,450,321

Net change in unrealized appreciation (depreciation) on:
Investments	(20,344,747)
Financial futures contracts	(222,471)

(20,567,218)

Net loss on investments	(17,116,897)

Net Decrease In Net Assets Resulting From Operations	$(1,101,168)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$16,015,729	$19,703,856
Net realized gain on investments	3,450,321	1,640,664
Net change in unrealized appreciation (depreciation) on investments	(20,567,218)	61,524

Net increase (decrease) in net assets resulting from operations	(1,101,168)	21,406,044

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(14,618,508)	(18,340,387)
Class B	(951,751)	(934,711)
Class C	(208,397)	(133,679)
Class Z	(109,035)	(128,569)

	(15,887,691)	(19,537,346)

Distributions from net realized gains
Class A	(665,879)	(2,075,440)
Class B	(46,304)	(107,175)
Class C	(10,956)	(16,821)
Class Z	(4,662)	(13,314)

	(727,801)	(2,212,750)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,694,054	11,548,760
Net asset value of shares issued in connection with merger (Note 7)	—	383,224,932
Net asset value of shares issued in reinvestment of dividends and distributions	10,774,126	13,892,030
Cost of shares reacquired	(64,918,193)	(73,481,771)

Increase (decrease) in net assets from Fund share transactions	(48,450,013)	335,183,951

Total increase (decrease)	(66,166,673)	334,839,899

Net Assets
Beginning of period	840,992,439	506,152,540

End of period(a)	$774,825,766	$840,992,439

(a) Includes undistributed net investment income of:	$521,963	$393,925

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Dryden National Municipals Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service

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does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Interest Rate Swaps: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Dryden National Municipals Fund, Inc.	37

Notes to Financial Statements

(Unaudited) Cont’d

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.”

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

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Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Written Options, financial future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated

Dryden National Municipals Fund, Inc.	39

Notes to Financial Statements

(Unaudited) Cont’d

daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily

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net assets in excess of $1.5 billion. The effective management fee rate was .47 of 1% for the six months ended June 30, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received approximately $49,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2007. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PlMS has advised the Fund that for the six months ended June 30, 2007, it received approximately $41,700 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Fund pays a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2007.

Dryden National Municipals Fund, Inc.	41

Notes to Financial Statements

(Unaudited) Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2007, the Fund incurred approximately $38,200 in total networking fees, of which $21,800 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2007, aggregated $159,764,273 and $206,196,716, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$748,786,780	$25,821,638	$7,434,424	$18,387,214

The differences between book and tax basis are primarily attributable to differences in the treatment of accreting market discount and municipal tender option bond transactions for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase

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Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2007:
Shares sold	235,003	$3,519,998
Shares issued in reinvestment of dividends and distributions	658,733	9,875,960
Shares reacquired	(3,904,702)	(58,625,575)

Net increase (decrease) in shares outstanding before conversion	(3,010,966)	(45,229,617)
Shares issued upon conversion from Class B	198,113	2,969,728

Net increase (decrease) in shares outstanding	(2,812,853)	$(42,259,889)

Year ended December 31, 2006:
Shares sold	490,088	$7,804,055
Shares issued in connection with the mergers	22,306,557	337,766,998
Shares issued in reinvestment of dividends and distributions	864,075	13,027,032
Shares reacquired	(4,435,437)	(66,820,369)

Net increase (decrease) in shares outstanding before conversion	19,225,283	291,777,716
Shares issued upon conversion from Class B	364,062	5,501,668

Net increase (decrease) in shares outstanding	19,589,345	$297,279,384

Class B
Six months ended June 30, 2007:
Shares sold	111,094	$1,674,918
Shares issued in reinvestment of dividends and distributions	42,948	645,650
Shares reacquired	(311,507)	(4,683,749)

Net increase (decrease) in shares outstanding before conversion	(157,465)	(2,363,181)
Shares reacquired upon conversion into Class A	(198,694)	(2,969,728)

Net increase (decrease) in shares outstanding	(356,159)	$(5,332,909)

Dryden National Municipals Fund, Inc.	43

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Year ended December 31, 2006:
Shares sold	205,317	$2,888,247
Shares issued in connection with the mergers	2,205,400	33,760,673
Shares issued in reinvestment of dividends and distributions	41,106	621,574
Shares reacquired	(327,067)	(4,942,798)

Net increase (decrease) in shares outstanding before conversion	2,124,756	32,327,696
Shares reacquired upon conversion into Class A	(363,045)	(5,501,668)

Net increase (decrease) in shares outstanding	1,761,711	$26,826,028

Class C
Six months ended June 30, 2007:
Shares sold	28,689	$433,151
Shares issued in reinvestment of dividends and distributions	9,406	141,422
Shares reacquired	(61,168)	(920,201)

Net increase (decrease) in shares outstanding	(23,073)	$(345,628)

Year ended December 31, 2006:
Shares sold	40,786	$637,059
Shares issued in connection with the mergers	591,006	8,959,024
Shares issued in reinvestment of dividends and distributions	7,193	108,790
Shares reacquired	(60,465)	(915,496)

Net increase (decrease) in shares outstanding	578,520	$8,789,377

Class Z
Six months ended June 30, 2007:
Shares sold	4,375	$65,987
Shares issued in reinvestment of dividends and distributions	7,414	111,094
Shares reacquired	(45,891)	(688,668)

Net increase (decrease) in shares outstanding	(34,102)	$(511,587)

Year ended December 31, 2006:
Shares sold	14,455	$219,399
Shares issued in connection with the mergers	180,809	2,738,237
Shares issued in reinvestment of dividends and distributions	8,936	134,634
Shares reacquired	(53,379)	(803,108)

Net increase (decrease) in shares outstanding	150,821	$2,289,162

Note 7. Reorganization

On December 15, 2006, Dryden National Municipals Fund, Inc. acquired all of the net assets of Dryden Municipal Series Fund/Florida Series, Dryden Municipal Series

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Fund/New Jersey Series, Dryden Municipal Series Fund/New York Series, and Dryden Municipal Series Fund/Pennsylvania Series, pursuant to a plan of reorganization approved by the Dryden Municipal Series Fund/Florida Series, Dryden Municipal Series Fund/New Jersey Series, Dryden Municipal Series Fund/New York Series, and Dryden Municipal Series Fund/Pennsylvania Series shareholders on October 13, 2006. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C, and Class Z shares for the corresponding classes of Dryden Municipal Series Fund/Florida Series, Dryden Municipal Series Fund/New Jersey Series, Dryden Municipal Series Fund/New York Series, and Dryden Municipal Series Fund/Pennsylvania Series.

Merged Funds		Acquiring Fund
Dryden Municipal Series Fund/ Florida Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	3,749,783	A	2,485,498	$37,661,008
B	352,189	B	232,806	3,537,489
C	258,265	C	170,711	2,593,951
Z	48,740	Z	32,333	489,611

Dryden Municipal Series Fund/ New Jersey Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	8,685,484	A	6,111,073	$92,596,802
B	813,197	B	570,801	8,673,309
C	370,593	C	260,125	3,952,605
Z	73,595	Z	52,179	790,117

Dryden Municipal Series Fund/ New York Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	10,693,560	A	7,924,509	$120,074,539
B	685,194	B	506,818	7,701,097
C	140,146	C	103,667	1,575,224
Z	129,598	Z	96,297	1,458,183

Dryden Municipal Series Fund/ Pennsylvania Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	8,804,566	A	5,785,477	$87,663,286
B	1,366,247	B	894,975	13,599,143
C	86,267	C	56,503	858,568

Dryden National Municipals Fund, Inc.	45

Notes to Financial Statements

(Unaudited) Cont’d

The aggregate net assets and unrealized appreciation of the Merged funds immediately before the acquisition were:

Merged Funds	Total Net Assets	Unrealized Appreciation
Dryden Municipal Series Fund/Florida Series	$44,282,059	$1,812,228
Dryden Municipal Series Fund/New Jersey Series	106,012,833	6,523,519
Dryden Municipal Series Fund/New York Series	130,809,043	6,571,304
Dryden Municipal Series Fund/Pennsylvania Series	102,120,997	2,479,386

	$383,224,932	$17,386,437

The aggregate net assets of Dryden National Municipals Fund immediately before the acquisition was $468,305,884.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JUNE 30, 2007	SEMIANNUAL REPORT

Dryden National Municipals Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.12

Income (Loss) from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investment transactions	(.32)

Total from investment operations	(.02)

Less dividends and distributions
Dividends from net investment income	(.30)
Distributions from net realized gains	(.01)

Total dividends and distributions	(.31)

Net asset value, end of period	$14.79

Total Return(a):	(.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$711,049
Average net assets (000)	$739,894
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.94	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)(d)
Net investment income	4.02	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	19	%(e)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	The expense ratio reflects the interest expenses and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is .81% and .87% and the expense ratio excluding 12b-1 and interest and fees expense is .56% and .62% for the period ended June 30, 2007 and December 31, 2006, respectively.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006		2005	2004	2003	2002

$15.09		$15.32	$15.52	$15.82	$15.32

.59		.60	.59	.67	.75
.10		(.15)	.02	.05	.64

.69		.45	.61	.72	1.39

(.59)		(.60)	(.59)	(.67)	(.73)
(.07)		(.08)	(.22)	(.35)	(.16)

(.66)		(.68)	(.81)	(1.02)	(.89)

$15.12		$15.09	$15.32	$15.52	$15.82

4.68%		3.02%	4.11%	4.63%	9.27%

$769,525		$472,491	$508,667	$549,537	$595,874
$466,577		$492,151	$525,601	$570,837	$584,236

.97	%(c)	.87%	.86%	.87%	.87%
.72	%(c)	.62%	.61%	.62%	.62%
3.96%		3.93%	3.83%	4.22%	4.68%

45%		39%	49%	157%	97%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	49

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.16

Income (Loss) from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	(.32)

Total from investment operations	(.04)

Less dividends and distributions
Dividends from net investment income	(.28)
Distributions from net realized gains	(.01)

Total dividends and distributions	(.29)

Net asset value, end of period	$14.83

Total Return(a):	(.25)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$47,306
Average net assets (000)	$51,419
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.19	%(b)(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)(c)
Net investment income	3.76	%(c)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest expenses and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is 1.06% and 1.12% and the expense ratio excluding 12b-1 and interest expenses and fees is .56% and .62% for the period ended June 30, 2007 and December 31, 2006, respectively.
(c)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2006		2005	2004	2003	2002

$15.13		$15.36	$15.56	$15.86	$15.36

.55		.56	.55	.63	.71
.10		(.15)	.02	.05	.64

.65		.41	.57	.68	1.35

(.55)		(.56)	(.55)	(.63)	(.69)
(.07)		(.08)	(.22)	(.35)	(.16)

(.62)		(.64)	(.77)	(.98)	(.85)

$15.16		$15.13	$15.36	$15.56	$15.86

4.42%		2.76%	3.85%	4.37%	8.99%

$53,763		$27,013	$36,285	$42,267	$47,612
$25,361		$32,345	$39,139	$45,147	$49,097

1.22	%(b)	1.12%	1.11%	1.12%	1.12%
.72	%(b)	.62%	.61%	.62%	.62%
3.72%		3.67%	3.58%	3.97%	4.43%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	51

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.16

Income (Loss) from investment operations
Net investment income	.27
Net realized and unrealized gain (loss) on investment transactions	(.33)

Total from investment operations	(.06)

Less dividends and distributions
Dividends from net investment income	(.27)
Distributions from net realized gains	(.01)

Total dividends and distributions	(.28)

Net asset value, end of period	$14.82

Total Return(a):	(.39)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,644
Average net assets (000)	$12,055
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.44	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)(d)
Net investment income	3.52	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	The expense ratio reflects the interest expenses and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is 1.31% and 1.37% and the expense ratio excluding 12b-1 and interest expenses and fees is .56% and .62% for the period ended June 30, 2007 and December 31, 2006, respectively.
(d)	Annualized.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2006		2005	2004	2003	2002

$15.13		$15.36	$15.56	$15.86	$15.36

.52		.52	.51	.59	.67
.10		(.15)	.02	.05	.64

.62		.37	.53	.64	1.31

(.52)		(.52)	(.51)	(.59)	(.65)
(.07)		(.08)	(.22)	(.35)	(.16)

(.59)		(.60)	(.73)	(.94)	(.81)

$15.16		$15.13	$15.36	$15.56	$15.86

4.16%		2.50%	3.59%	4.11%	8.71%

$12,255		$3,482	$4,261	$5,163	$6,107
$3,884		$3,822	$4,628	$5,792	$5,709

1.47	%(c)	1.37%	1.36%	1.37%	1.37%
.72	%(c)	.62%	.61%	.62%	.62%
3.49%		3.42%	3.33%	3.73%	4.17%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	53

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.11

Income from investment operations
Net investment income	.32
Net realized and unrealized gain (loss) on investment transactions	(.32)

Total from investment operations	—

Less dividends and distributions
Dividends from net investment income	(.32)
Distributions from net realized gains	(.01)

Total dividends and distributions	(.33)

Net asset value, end of period	$14.78

Total Return(a):	(.01)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,827
Average net assets (000)	$5,195
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.69	%(b)(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)(c)
Net investment income	4.26	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest expenses and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expenses and fees is .56% and .62% and the expense ratio excluding 12b-1 and interest expenses and fees is .56% and .62% for the period ended June 30, 2007 and December 31, 2006, respectively.
(c)	Annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2006		2005	2004	2003	2002

$15.08		$15.31	$15.51	$15.81	$15.32

.63		.64	.63	.71	.78
.10		(.15)	.02	.05	.64

.73		.49	.65	.76	1.42

(.63)		(.64)	(.63)	(.71)	(.77)
(.07)		(.08)	(.22)	(.35)	(.16)

(.70)		(.72)	(.85)	(1.06)	(.93)

$15.11		$15.08	$15.31	$15.51	$15.81

4.94%		3.27%	4.37%	4.90%	9.47%

$5,450		$3,166	$4,013	$4,221	$4,383
$3,139		$3,785	$4,064	$4,453	$3,314

.72	%(b)	.62%	.61%	.62%	.62%
.72	%(b)	.62%	.61%	.62%	.62%
4.13%		4.17%	4.08%	4.47%	4.91%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	55

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden National Municipals Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden National Municipals Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden National Municipals Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the second quartile over the one-year, three-year, five-year, and ten-year periods in relation to the Peer Universe (the Lipper retail and institutional General Municipal Debt Funds Performance Universe).

The Board concluded that the Fund’s performance was satisfactory.

Visit our website at www.jennisondryden.com

Fees and Expenses

The Fund’s actual management fee (which reflects any fee waivers, subsidies or expense caps) of 0.484% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets, the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Dryden National Municipals Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Acting Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden National Municipals Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden National Municipals Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	N/A
CUSIP	262470107	262470206	262470305	262470404

MF104E2    IFS-A136994    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.